Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income (loss)	$ 51,445	$ (19,953)	$ (60,606)	$ (14,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value of warrant liabilities			35,015
Stock-based compensation	1,196	277	978	208
Bad debt expense	174			22
Depreciation and amortization expense	601	296	622	319
Contingent consideration	(23)	85	796	80
Change in fair value of obligation to issue shares of common stock to sellers of World Energy	514
Fair value change of derivative liability	(74,731)	9,770	2,889	(819)
Loss on extinguishment of debt		212	1,038
Change in operating right-of-use assets	(2)
Interest on finance leases	15
Debt discount	(60)	1,788	4,629	1,598
Investing activities:
Payment to acquire net assets of World Energy	(8,112)
Accounts receivable, net	6,649	(664)	(9,400)	2,610
Inventory, net	(7,534)	(236)	(1,334)	215
Prepaid expenses and other current assets	(6)	(48)	(1,250)	260
Other assets	(18)	(2)	(2)	283
Accounts payable	(901)	624	3,823	(1,089)
Accrued expenses and other current liabilities	2,206	27	2,749	(450)
Deferred revenue	(69)		172	113
Net cash used in operating activities	(20,544)	(7,824)	(19,881)	(11,551)
Purchases of property and equipment	(1,774)	(127)	(145)	(28)
Net cash used in investing activities	(9,886)	(127)	(145)	(28)
Financing activities:
Proceeds from the issuance of subordinated convertible promissory notes		8,850	8,100	10,000
Repayments to the issuance of subordinated convertible promissory notes			(11,250)
Proceeds from paycheck protection program		1,100	1,100
Repayments to paycheck protection program			(1,100)
Proceeds from debt				2,500
Repayments of debt	(63)		(3,177)	(496)
Repayments under financing leases	(151)
Repayment of contingent consideration			(450)
Repayments of revolving line of credit		(513)	(2,500)	(2,612)
Proceeds from revolving line of credit			2,500
Proceeds from recapitalization of PIC shares	75		207,169
Proceeds from issuance of common stock, net of issuance costs			144,891
Payment of issuance costs in connection with term loans and revolving line of credit				(184)
Proceeds from exercise of stock options	23	1	114	10
Proceeds from exercise of Public Warrants	85,555
Stockholder distribution				(10)
Proceeds from the exercise of warrants		34	884
Net cash provided by financing activities	85,439	9,472	346,281	9,208
Net increase in cash and cash equivalents and restricted cash:	55,009	1,521	326,255	(2,371)
Cash, cash equivalents, and restricted cash, beginning of period	329,791	3,536	3,536	5,907
Cash, cash equivalents, and restricted cash at end of period	384,800	5,057	329,791	3,536
Supplemental disclosure of cash flow information:
Cash paid for interest	15	58	389
Supplemental disclosures of noncash investing and financing information:
Issuance of warrants				38
Initial measurement of warrants assumed in connection with the Business Combination accounted for as liabilities			108,280
Contingent and deferred consideration issued in connection with business combination				1,650
Issuance of stock in asset acquisition				109
Issuance costs in accrued expenses				$ 25
Conversion of convertible debt			17,446
Retrospective recapitalization of stockholders’ equity			51,005
Settlement of warrant liability upon exercise of Public Warrants	47,162
Settlement of warrant liability upon call of warrants	591
Reduce derivative liability for extinguishment of convertible notes payable		(1,349)	(1,349)
Increase derivative liability for issuance of convertible notes payable		$ 5,638	5,637
Equipment financing	$ 271
Reduce derivative liability for the conversion and repayment of the convertible notes payable			$ (8,526)